Trade and Other Payables - Schedule of Trade and Other Payables (Details) - ZAR (R) R in Thousands	Feb. 28, 2025	Feb. 29, 2024
Trade payables
Amounts due to related parties	R 3,686	R 12,230
Trade payables	212,310	207,308
Accrued expenses	156,321	149,251
Total trade payables	372,317	368,789
Other payables
Sundry creditors	32,804	19,639
Other taxes	55,790	48,131
Dividend payable to NCI	9,026	9,725
Total other payables	97,620	77,495
Total Trade and Other Payables	R 469,937	R 446,284